Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
26.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, fixed rate time deposits, floating rate time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices. Floating rate principal guaranteed investments are classified within Level 2 because they are valued by using alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

The mandatorily redeemable noncontrolling interests (Note 1(c)), the contingent considerations for the acquired businesses (Note 4) and the share-settled bonuses (Note 20) are classified within Level 3. The fair value of the noncontrolling interest was estimated using the income approach based on the discounted cash flows (“DCF”) model, with adjustments for the lack of control and lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interests in the Consolidated VIE. The contingent considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the DCF model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires the Company to make complex and subjective judgments regarding the acquired businesses’ projected financial and operating results, unique business risks, limited operating histories and future prospects. The acquired businesses’ revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends. The fair value of the share-settled bonuses was estimated using the performance bonuses that the Company estimates to be settled in shares and the observable market prices of the underlying ADSs of the Company.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Held-to-maturity short-term investments:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

Assets	242,701	—	—	242,701	38,956

Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

Liabilities	—	—	190,538	190,538	30,584

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2013
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	821,718	—	—	821,718	135,738
Held-to-maturity short-term investments:
— Fixed rate time deposits	127,023	—	—	127,023	20,983
— Floating rate time deposits	74,803	—	—	74,803	12,357
— Floating rate principal guaranteed investments	—	900,000	—	900,000	148,669

Assets	1,023,544	900,000	—	1,923,544	317,747

Long-term borrowings:
— Bonds payable	1,027,140	—	—	1,027,140	169,671
Other liabilities:
— Share-settled bonuses	—	—	6,441	6,441	1,064
— Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000	16,519
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of the Managed Network Entities	—	—	47,755	47,755	7,888
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	16,737	16,737	2,765
— Contingent consideration payable in relation to the acquisition of Tianwang and Yilong	—	—	39,439	39,439	6,515
— Contingent consideration payable in relation to the acquisition of iJoy	—	—	122,089	122,089	20,168

Liabilities	1,027,140	—	332,461	1,359,601	224,590

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2012	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Payment of cash consideration	(59,598)
Reclassification to equity upon settlement of contingent purchase consideration	(97,761)
Changes in the fair value	17,430
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Contingent purchase consideration payable—Tianwang and Yilong (Note 4)	73,389
Contingent purchase consideration payable —iJoy (Note 4)	96,957
Changes in the fair value	55,882
Payment of cash consideration	(40,148)
Settlement of cash consideration payment with amount due from related parties	(24,883)
Reclassification to equity upon resolution of contingencies	(125,715)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	226,020

Fair value at December 31, 2013 (US$)	37,336

Share-settled bonuses
RMB
Fair value at January 1, 2013	—
Increase in bonuses settled in shares during 2013	5,894
Changes in the fair value	4,566
Reclassification to equity	(1,564)
Reclassification to “Accrued expenses and other payables—Others” (Note 20)	2,455
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	6,441

Fair value at December 31, 2013 (US$)	1,064

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2013	—
Contribution from mandatorily redeemable noncontrolling interests	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	100,000

Fair value at December 31, 2013 (US$)	16,519

As the contingencies with respect to financial performance of Gehua, Fastweb, Tianwang and Yilong and iJoy for fiscal year 2013 were resolved, the corresponding portion of the contingent consideration in shares were remeasured on December 31, 2013 with the fair value of RMB38,665 (US$6,387), RMB45,012 (US$7,435), RMB10,082 (US$1,665) and RMB31,956 (US$5,279) reclassified to additional paid in capital, respectively.

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.